PRINCIPAL SUBSIDIARIES (Details) ¥ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			¥ 121,071	¥ 121,071
SIPL
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			8,000
Interests held by the Company	100.00%
Sinopec Great Wall Energy & Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			22,761
Interests held by the Company	100.00%
Sinopec Yangzi Petrochemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			15,651
Interests held by the Company	100.00%
Sinopec Pipeline Storage & Transportation Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			12,000
Interests held by the Company	100.00%
Sinopec Yizheng Chemical Fibre Limited Liability Company
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			4,000
Interests held by the Company	100.00%
Sinopec Lubricant Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			3,374
Interests held by the Company	100.00%
Sinopec Qingdao Petrochemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			1,595
Interests held by the Company	100.00%
Sinopec Chemical Sales Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			1,000
Interests held by the Company	100.00%
China International United Petroleum and Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			3,000
Interests held by the Company	100.00%
SOIH
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital | $		$ 1,662
Interests held by the Company	100.00%
Sinopec Catalyst Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			1,500
Interests held by the Company	100.00%
China Petrochemical International Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			1,400
Interests held by the Company	100.00%
Sinopec Beihai Refining and Chemical Limited Liability Company
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			5,294
Interests held by the Company	98.98%
Interests held by non-controlling interests	1.02%
Sinopec Qingdao Refining and Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			5,000
Interests held by the Company	85.00%
Interests held by non-controlling interests	15.00%
Sinopec Hainan Refining and Chemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			3,986
Interests held by the Company	75.00%
Interests held by non-controlling interests	25.00%
Marketing Company
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			28,403
Interests held by the Company	70.42%
Interests held by non-controlling interests	29.58%
Shanghai SECCO
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			7,801
Interests held by the Company	67.60%
Interests held by non-controlling interests	32.40%
Zhonghan Wuhan
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			6,270
Interests held by the Company	65.00%
Interests held by non-controlling interests	35.00%
Sinopec Kantons
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital | $	$ 248
Interests held by the Company	60.33%
Interests held by non-controlling interests	39.67%
Gaoqiao Petrochemical Company Limited
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			10,000
Interests held by the Company	55.00%
Interests held by non-controlling interests	45.00%
Shanghai Petrochemical
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			10,824
Interests held by the Company	50.44%
Interests held by non-controlling interests	49.56%
Fujian Petrochemical
Disclosure of subsidiaries [line items]
Particulars of issued and paid up capital			¥ 8,140
Interests held by the Company	50.00%
Interests held by non-controlling interests	50.00%